COMMITMENTS AND CONTIGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF CURRENT LEGAL PROCEEDINGS

The following table sets forth the current legal proceedings that we are involved, which, if determined adversely to us, would individually or in the aggregate have a material adverse effect on our business, financial condition or results of operations.

No.	Plaintiff	Defendant	Cause of Action	Status on December 31, 2024	Recorded in Account Payable (USD) as of December 31, 2024	Recorded in Accrued legal expenses (USD) as of December 31, 2024	Status of Subsequent Updates to the Filing Date	Name of the Court
1	Wang Zhangang	Zibo Yipeng, Ganzhou Yipeng	Labor disputes	Case applying for preservation	-	3,836	No change	Zhangdian District Labor Dispute Arbitration Committee
2	Shenzhen Haiying Science & Technology Co., Ltd.	Huizhou Yipeng, Ganzhou Yipeng	Contractual Dispute	Case applying for preservation	5,351	38,177	No change	Shenzhen Futian District People’s Court
3	Suzhou Industrial Park Deyanfu Mechanical Equipment Co., Ltd.	Huizhou Yipeng	Contractual Dispute	Case applying for preservation	-	1,096	No change	Suzhou Industrial Park People’s Court
4	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.	Ganzhou Yipeng	Contractual Dispute	Case applying for preservation	-	10,652	No change	Ganzhou Economic and Technological Development Zone People’s Court
5	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.	Huizhou Yipeng	Contractual Dispute	Case applying for preservation	-	8,496	No change	Jiangxi Province Ganzhou Economic and Technological Development Zone People’s Court
6	Shenzhen Kaifu Mechanical and Electrical Equipment Co., Ltd.	Ganzhou Yipeng	Contractual Dispute	Case applying for preservation	-	19,728	No change	Longgang District People’s Court
7	Shenzhen Yuqiang New Materials Co., Ltd., Zhongshan Branch	Ganzhou Yipeng	Contractual Dispute	Case applying for preservation	10,761	-	No change	Zhongshan City Second People’s Court
8	Deng Yongbo	Huizhou Yipeng	Labor disputes	Case applying for preservation	-	33,336	No change	Huizhou Huicheng District Labor and Personnel Dispute Arbitration Committee
9	Shenzhen Kuayue Express Co., Ltd.	Yilon Energy, Huizhou Yipeng	Contractual Dispute	Case applying for preservation	10,546	3,784	No change	Shenzhen Bao’an District People’s Court
10	Shenzhen Jintongda Machinery Co., Ltd.	Ganzhou Yipeng	Contractual Dispute	Case applying for preservation	44,750	10,061	No change	Ganzhou Economic and Technological Development Zone People’s Court
11	Shenzhen Haizhuolian Mechanical and Electrical Equipment Co., Ltd., Ganzhou Branch	Ganzhou Yipeng	Contractual Dispute	Judgment effected	-	5,480	No change	Ganzhou Economic and Technological Development Zone People’s Court
12	Shenzhen Fengshengyuan Technology Co., Ltd.	Huizhou Yipeng	Contractual Dispute	Case applying for preservation	14,034	-	No change	Guangzhou Intermediate People’s Court
13	Shandong Chuangying Flooring Engineering Co., Ltd.	Zibo Yipeng, Huizhou Yipeng	Contractual Dispute	Case applying for preservation	-	2,614)	No change	Zibo Zhangdian District People’s Court Fengshui Tribunal
14	Amphenol Automotive Connection Systems Changzhou Co., Ltd.	Huizhou Yipeng	Contractual Dispute	Case applying for preservation	11,074	897	No change	Changzhou Xinbei District People’s Court
15	Lanzhou Electric Motor Co., Ltd. Companies(i)	Ganzhou Yipeng	Contractual Dispute	Case applying for preservation	2,877,443	357,459	No change	Lanzhou New District People’s Court
16	Shenzhen Lingyueda Technology Co., Ltd.	Huizhou Yipeng	Contractual Dispute	Case applying for preservation	13,940	-	No change	Shenzhen Guangming District People’s Court
17	Cixi Saiside Environmental Protection Technology Co., Ltd.	Ganzhou Yipeng	Contractual Dispute	Case applying for preservation	-	10,960	No change	Ganzhou Economic and Technological Development Zone People’s Court
18	Suzhou Qinglizi New Energy Technology Co., Ltd.	Ganzhou Yipeng, Huizhou Yipeng	Contractual Dispute	Case applying for preservation	9,661	513	No change	Taicang District People’s Court
19	Yutong Bus Co., Ltd.(ii)	Huizhou Yipeng & Elong Power (Ganzhou)	Contractual Dispute	Case applying for preservation	-	430,611	No change	Zhengzhou Guancheng District People’s Court
20	Ganzhou Tongcheng Hardware & Electrical Co., Ltd.	Ganzhou Yipeng	Contractual Dispute	Case applying for preservation	15,708	-	No change	Ganzhou Economic and Technological Development Zone People’s Court
21	Lanjun Hardware & Electrical Co., Ltd.	Huizhou Yipeng	Contractual Dispute	Case applying for preservation	2,486	-	No change	Ganzhou Economic and Technological Development Zone People’s Court
22	Ganzhou Jiankong Investment Holding Group Co., Ltd.	Ganzhou Yipeng	Contractual Dispute	Case applying for preservation	-	-	No change	Ganzhou Economic and Technological Development Zone People’s Court
23	Xianning Fengdan Public Transport Holding Co., Ltd.(iii)	Ganzhou Yipeng, Huizhou Yipeng	Contractual Dispute	Judgment effected	-	1,021,879	No change	Xianning Xianning District People’s Court
24	Ganzhou Gert Machinery Co., Ltd.	Ganzhou Yipeng	Contractual Dispute	Case applying for preservation	4,842	-	No change	Ganzhou Economic and Technological Development Zone People’s Court
25	Connet (Changzhou) Intelligent Technology Co., Ltd.	Huizhou Yipeng	Contractual Dispute	Case applying for preservation	4,681	-	No change	Ganzhou Economic and Technological Development Zone People’s Court
26	Xiamen Kinglong Travel Vehicle Co., Ltd., Lin Zhengbin, Tongcheng Zhilian (Shenzhen) Technology Co., Ltd.	Huizhou Yipeng	Contractual Dispute	Case applying for preservation	-	-	No change	Shenzhen Intermediate People’s Court
27	Chery Wanda Guizhou Bus Co., Ltd.(iv)	Huizhou Yipeng	Contractual Dispute	Case applying for preservation	-	790,454	No change	Guiyang Huaxi District People’s Court
				Total amount:	$3,025,277	2,750,033

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business, such as disputes with customers and suppliers. As of this report date of the consolidated financial statements, the Company is ongoing with various lawsuits and the estimate aggregate amount related to such litigations are approximately $5.78 million (RMB 42.2 million), which comprises the following: Amounts due to suppliers recorded in accounts payable totaling $3.03 million (RMB 22.1 million); Accrued legal expenses recognized pursuant to court judgments amounting to $2.75 million (RMB 20.1 million).

i)	In April 2024, a customer of our company filed a lawsuit against Ganzhou Yipeng in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at USD$3.1 million,RMB 22.7 million). According to the court judgment obtained, Ganzhou Yipeng is required to return the USD$3.1 million(RMB 22.7 million) it has already received and pay liquidated damages. Based on this judgment, the company has assessed the relevant facts and legal obligations and recognized a provision of USD 0.4 million (RMB 2.6 million). As of the reporting date, the parties are still negotiating the claim, and the company is preparing for the appeal process

ii)

In December 2024, a customer of the Company filed a lawsuit against Huizhou Yipeng in Henan Province, seeking reimbursement of battery repair costs. According to the court judgment obtained, Huizhou Yipeng is required to pay the customer USD$0.4 million(RMB 3.1 million) for battery replacement and other related expenses. Based on this judgment, the Company has carefully assessed the relevant facts and legal obligations and has recognized a provision of USD$0.4 million(RMB 3.1 million) in liabilities.

As of the reporting date, the case remains under further review, and Huizhou Yipeng has filed an appeal. Following court mediation, the parties have reached a preliminary oral settlement agreement, agreeing to continue to perform their obligations under the original contract, properly address issues arising from product quality and delayed after-sales response, and clarify the responsibilities and obligations of both parties. Both parties are currently reviewing and verifying the relevant expenses and will proactively compensate for actual losses.

iii)	In 2021, a user of the Company’s product filed a lawsuit in Xianning, Hubei Province against a Company’s customer (first defendant) and the Company (the second defendant). The Company accrued USD$1.0 million(RMB7.5 million) lawsuit compensation charge As of the date the consolidated financial statements are issued, the Company is on the going process of this appealing lawsuit

iv)

In 2022, a customer of the Company filed a lawsuit against Huizhou Yipeng and Ganzhou Yipeng in Guizhou Province, seeking payment for the costs associated with replacing a vehicle’s power battery. According to the court judgment obtained, Huizhou Yipeng and Ganzhou Yipeng must jointly pay the customer a total of USD$ 0.8 million(RMB 5.8 million) for the vehicle’s power battery replacement and related expenses. Based on this effective judgment and management’s assessment of the relevant facts and legal obligations, the Company has recognized a provision of RMB 5.8 million in its financial statements.

As of the reporting date, the parties are still in further negotiations regarding the aforementioned claim, and the Company is actively preparing for the appeal process.